Core Deposit Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Core deposit intangible and the related accumulated amortization
Net carrying amount	$ 894
Core Deposits [Member]
Core deposit intangible and the related accumulated amortization
Gross carrying amount	1,251	1,251	545
Accumulated amortization	(357)	(217)	(139)
Net carrying amount	$ 894	$ 1,034	$ 406